SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease
Operating lease expenses	$ 220,203	$ 14,953	$ 449,445	$ 56,253	$ 411,607	$ 151,730